SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 7 - SUBSEQUENT EVENTS

A-	On October 7th, 2023, “Iron Swords” war broke out in Israel (“The war”). As a result, the scope of economic and business activity in the country decreased. The company relies on foreign suppliers for manufacturing, marketing and shipment of products, and as such, doesn’t see any implication on the Company’s operations. Future product development made in Israel is likely to slow down. The Company is continuing to regularly follow developments on the matter and will continue to examine the effects on its operations.

B-	At the end of October, the company wired to its wristband manufacturer the completion of the cost for manufacturing the first serial wristband units. The wristbands shall be delivered at the end of November and shipped to customers during December.

C-	Following Note 6-K, the company received after the end of the 3rd quarter an additional aggregated $117,075 under the subscription agreement.

D-	During November 2023, the Company was notified of a lawsuit that was originally filed on August, 2022, in the Tel Aviv Magistrate’s Court against our Chairman and majority shareholder, Boris Molchadsky, G.P.I.S Ltd., an entity controlled by Mr. Molchadsky, Nexsense, Inc. (the former shareholder of SleePX Ltd.) and SleepX, Ltd., our subsidiary (collectively, the “Defendants”) [Civil lawsuit number 25441-08-22]. The suit was filed by a fund operating out of Israel. A copy of the claim was served to the defendants only six months after it was submitted to court, on February 21, 2023. The lawsuit is based on the alleged breach of partnership and loan agreements as well as other related allegations, including violation of agreements reached in a mediation proceeding that took place in 2015. On July 24, 2023, the Defendants (except for Nexsense, Inc.) filed a statement of defense, denying the allegations and argued that the claim should be dismissed, due to the statute of limitations, lack of cause of action, lack of jurisdiction, delay in filing the claim, and respecting SleepX, also due to the lack of legal rivalry between SleepX and the plaintiff.

Recently, the Magistrate’s Court in Tel Aviv accepted the request regarding lack of material jurisdiction, and the claim was then transferred to the economic department of the District Court in Tel Aviv.

The first preliminary hearing has been scheduled for February 14, 2024. The Company and its legal consultants concluded that they cannot, at this stage, know the effects, if any, of these actions on its subsidiary SleepX and / or the Company, and accordingly, no provision was recorded.

NOTE 14 - SUBSEQUENT EVENTS

A.	On January 1, 2023, the company engaged with Ron Mekler as a board member. For his services he was granted stock option under ESOP to purchase 500,000 of the Company’s common stock, par value $0.0001 per share of the Company (the “Common Stock”), valued at $21,498. Upon grant, the Options vest as follows: (i) 50% following 12 months on the first anniversary of the appointment and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ending March 31, 2024. The Option shall be exercisable at a per share exercise price of $0.0001 and shall otherwise be subject to the other terms and conditions specified in an Option Grant Agreement to be entered into between Mr. Mekler and the Company.

B.	During January 2023, Investor 2 converted a total principal amount of $72,222.5 from the first tranche of the note, for 2,500,000 ordinary shares in total. Following the conversion, the company reached the following understanding with the Investor: (i) the note shall be amended so that the Fixed Conversion Price is $0.022, (ii) the Note shall be increased by $7,500, (iii) if any portion of the balance due under the Note remains outstanding on April 30, 2023, an extension fee equal to 15% of such outstanding balance shall be added to it. (iv) The Maturity Date with respect to all Tranches advanced under the Note shall be amended to be July 31, 2023. (v) several sale limitations on trading during the period beginning on the Effective Date and ending on the Amended Maturity Date. (Note 8 – Investor 2).

C.	On February 1, 2023, the company engaged with Adi Shemer as a board advisor. For his services he was granted stock option under ESOP to purchase 1,000,000 of the Company’s common stock, par value $0.0001 per share of the Company (the “Common Stock”), valued at $20,498. Upon grant, the Options vest as follows: (i) 33% following 12 months on the first anniversary of the appointment and (ii) the balance of shares of Common Stock, in eight (8) consecutive fiscal quarters, beginning with the quarter ending April 31, 2024. The Option shall be exercisable at a per share exercise price of $0.0001 and shall otherwise be subject to the other terms and conditions specified in an Option Grant Agreement to be entered into between Mr. Shemer and the Company.

D.	On March 1, 2023, the CLA of $75,000 principal amount was converted into 5,384,616 shares (Note 8 – rest of the investors).

E.	During the first quarter of 2023 Investor 3 lend the company a total principal amount of $152,750 under the signed agreement (Note 8 – Investor 3).